TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

17.   TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, BEST BVI, Best Capital BVI and Store BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by BEST BVI, Best Capital BVI and Store BVI to its shareholders, no withholding tax is imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2018, 2019 and 2020, the Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, BEST HK, BEST Capital HK and Store HK are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The current enterprise income tax law (“EIT Law”) applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises.

17.   TAXATION (CONTINUED)

China (continued)

The EIT Law treats enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. Any companies located in jurisdictions outside of the PRC, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2020, the Company has not accrued for PRC tax on such basis as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Group will continue to monitor the tax status of its non-PRC entities with regards to the PRC tax resident enterprise rules.

Pursuant to relevant laws and regulations in the PRC and with approval from tax authorities in charge, one of the Group’s subsidiaries, BEST Technology.

BEST Technology meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%. BEST Technology has renewed the HNTE certificate in 2019 and is subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2019 through 2021.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes On Income in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor directly owns at least 25% of the shares of the FIE).

The Group’s loss before income taxes and share of net loss of equity investees consists of the following:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	(69,117)	205,593	(1,408,800)	(215,914)
Non-PRC	(27,173)	(12,509)	(251,964)	(38,612)
	(96,290)	193,084	(1,660,764)	(254,526)

17.   TAXATION (CONTINUED)

Withholding tax on undistributed dividends (continued)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax	(14,806)	(17,840)	(22,952)	(3,518)
Deferred income tax	4,306	(2,187)	828	127
	(10,500)	(20,027)	(22,124)	(3,391)

A reconciliation of the differences between the PRC statutory tax rate and the Group’s effective tax rate for enterprise income tax from continuing operations is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(96,290)	193,084	(1,660,764)	(254,526)
Income tax computed at the statutory tax rate of 25%	24,073	(48,271)	415,191	63,631
Non-deductible expenses	(65,862)	(57,784)	(91,696)	(14,054)
Effect of different tax rates in different jurisdictions and preferential tax rate	(4,826)	(9,949)	(48,650)	(7,456)
Research and development expenses deduction	12,248	19,552	21,834	3,346
Non-taxable income	17,097	17,489	11,152	1,709
Provision to return	(8,319)	(1,728)	(7,426)	(1,138)
Deferred tax expense	(4,598)	3,932	5,195	796
Tax rate change	16,771	(4,578)	18,594	2,850
Expired tax loss	(13,482)	—	(70,662)	(10,829)
Change in valuation allowance	16,398	61,310	(275,656)	(42,246)
	(10,500)	(20,027)	(22,124)	(3,391)

17.   TAXATION (CONTINUED)

Deferred tax

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	295,818	302,615	46,378
Customer advances and deposits	34,571	28,177	4,318
Allowance for credit losses and inventory provision	28,165	73,186	11,216
Depreciation and amortization expense	101,565	53,606	8,215
Net operating losses carrying forward	452,014	722,348	110,705
Lease liabilities	1,091,096	1,006,909	154,316
Total deferred tax assets	2,003,229	2,186,841	335,148
Valuation allowance*	(903,353)	(1,179,009)	(180,691)
Total deferred tax assets net of valuation allowance	1,099,876	1,007,832	154,457
*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2019 and 2020. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(19,696)	(18,900)	(2,897)
Accrued revenue recognition difference	(27,926)	(23,088)	(3,538)
Operating lease right-of-use assets	(1,052,254)	(965,844)	(148,022)
Long-lived assets arising from acquisitions	(828)	—	—
Total deferred tax liabilities	(1,100,704)	(1,007,832)	(154,457)

As of December 31, 2019 and 2020, the Company has net operating losses from continuing operations of RMB2,122,341 and RMB3,410,610 (US$522,699) primarily from its subsidiaries and VIEs in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The net operating loss carry forwards as of December 31, 2020 will expire in years 2021 to 2030 if not utilized. As of December 31, 2020, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2020, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB89,605 (US$8,961). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries are not determined because such a determination is not practicable.

17.   TAXATION (CONTINUED)

Unrecognized tax benefits

As of December 31, 2019 and 2020, the Company recorded an unrecognized tax benefit of RMB191,473 and RMB168,650 (US$25,846) respectively, of which RMB nil and RMB nil (US$ nil), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2019 and 2020, unrecognized tax benefits of RMB (1,446) and RMB24,025 (US$3,682), respectively, if ultimately recognized, will impact the effective tax rate. A roll-forward of unrecognized tax benefits is as follows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Beginning balance	132,808	191,473	29,345
Additions	64,410	24,691	3,783
Decreases	(5,745)	(47,514)	(7,282)
Ending balance	191,473	168,650	25,846

During the years ended December 31, 2018, 2019 and 2020, the Company recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years ended December 31, 2015 through December 31, 2020 of the PRC subsidiaries’ and, the VIEs and its subsidiaries remain open to examination by the taxing jurisdictions.